Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Dates
31-May-2023
Actual/360 Days
31
30/360 Days
30
15-Jun-2023
15-Jun-2023
Collection Period No.
7
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-May-2023
13-Jun-2023
14-Jun-2023
15-Jun-2023
15-May-2023
15-May-2023
Summary
Beginning
Balance
0.00
662,486,475.40
657,000,000.00
124,000,000.00
Principal
Payment
0.00
59,890,468.88
0.00
0.00
Ending
Balance
0.00
602,596,006.52
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
86.422033
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.869547
1.000000
1.000000
1,443,486,475.40
1,383,596,006.52
59,890,468.88
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
1,491,362,510.24
169,805,858.12
1,661,168,368.36
47,876,034.84
1,431,472,041.36
163,073,369.76
1,594,545,41
1.12
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
2,903,899.05
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
4.190331
4.341667
4.375000
Interest & Principal
Payment
0.00
62,794,367.93
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
90.612364
4.341667
4.375000
$66,189,342.93
T
otal
$6,298,874.05

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
73,078,546.13
0.00
73,078,546.13
63,878,331.56
6,652,669.43
1,187,713.09
889,721.76
221,369.51
0.00
248,740.78
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,384,306.97
0.00
0.00
6,298,874.05
0.00
0.00
59,890,468.88
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
73,078,546.13
5,504,896.23
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,384,306.97
0.00
0.00
0.00
1,384,306.97
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
6,298,874.05
0.00
2,903,899.05
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
6,298,874.05
0.00
2,903,899.05
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,298,874.05
6,298,874.05
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
59,890,468.88
0.00
0.00
0.00
59,890,468.88
Aggregate Principal Distributabl
e
Amount
59,890,468.88
59,890,468.88
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,559.35
232,181.43
248,740.78
4,787,603.48
0.00
16,559.35
16,559.35
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Pool Statistics
Pool Data
4.45%
46.32
21.36
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
1,661,168,368.36
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,594,545,411.12
48,632
49,651
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
40,777,122.73
23,101,208.83
220,912.04
2,523,713.64
Pool Factor
74.65%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
48,632
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.28%
0.52%
0.11%
0.09%
100.00%
1,583,025,807.59
8,315,730.13
1,740,803.93
1,463,069.47
1,594,545,411.12
48,406
166
33
27
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.201%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
16,206.13
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.705%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
5,915,236.00
469,313.89
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
75
365
Losses
(1)
Amount
2,523,713.64
1,183,226.86
871,172.89
Number of Receivables
Number of Receivables
Amount
13,880,268.54
5,755,720.79
2,209,311.75
Current
Cumulative
0.277%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.346%
Prior Collection Period
0.902 % Second Prior
Collection
Period
0.851
%
Third
Prior
Collection
Period
0.722%